Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	R 71,667	R 72,226
Listed long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	78,076	68,405
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	26,824	34,274
Unlisted long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	26,758	34,238
Lease liabilities | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	16,034	15,677
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	255	303
Short-term debt and bank overdraft | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	255	303
Long- and short-term financial liabilities
Financial risk management and financial instruments
Financial liabilities - fair value	7,127	5,173
Long- and short-term financial liabilities | Liabilities, At fair value through profit and loss
Financial risk management and financial instruments
Financial liabilities - carrying value	7,127	3,070
Long- and short-term financial liabilities | Liabilities, Designated hedging instrument at fair value
Financial risk management and financial instruments
Financial liabilities - carrying value		2,103
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	39,873	23,289
Trade and other payables | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	39,873	23,289
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	480	466
Investments in listed securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	480	466
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	13	8
Investments in unlisted securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	13	8
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - fair value	1,531	1,422
Long-term restricted cash | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	1,531	1,422
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	3,023	3,879
Long-term receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	3,023	3,879
Long and short-term financial assets
Financial risk management and financial instruments
Financial assets - fair value	868	2,323
Long and short-term financial assets | Assets, At fair value through profit and loss
Financial risk management and financial instruments
Financial assets - carrying value	868	2,323
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	38,936	27,140
Trade and other receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	38,936	27,140
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	43,140	31,231
Cash and cash equivalents | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	R 43,140	R 31,231